Deferred Income Tax Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Changes in deferred tax liability (asset) [abstract]
Movements of deferred tax liabilities
The movements of the deferred tax liabilities are as follows:

Accelerated depreciation allowance
(US$ in millions)
At January 1, 2019	$(50)
Credit for the year	5
At December 31, 2019	(45)
Charge for the year	(11)
At December 31, 2020	$(56)

Unrecognized deferred tax assets	The unrecognized deferred income tax assets in respect of losses that can be carried forward against future taxable income and pre-opening expenses are as follows:

	December 31,
	2019	2020
	(US$ in millions)
Arising from unused tax losses	$283	$346
Arising from pre-opening expenses	4	3
	$287	$349